UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)         (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:        513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Common Stocks	Shares	Fair Value
Air Products and Chemicals, Inc.	20,650	$1,707,755
BHP Billiton Ltd. - ADR	21,600	1,481,976
3.7% - Total For Materials		$3,189,731

3M Co.	36,845	3,405,215
Eaton Corp.	52,800	2,495,856
Emerson Electric Co.	64,790	3,127,413
Norfolk Southern Corp.	24,100	1,533,483
12.2% - Total For Industrials		$10,561,967

AT&T Inc.	49,640	1,871,428
2.2% - Total For Telecommunication Services		$1,871,428

Coca Cola Co.	45,380	1,721,263
H.J. Heinz Co.	28,500	1,594,575
Kellogg Co.	31,800	1,642,788
Nestle SA - ADR	26,600	1,681,386
Procter & Gamble Co.	24,390	1,691,690
Unilever PLC	48,300	1,763,916
11.6% - Total For Consumer Staples		$10,095,618

Comcast Corp., Class A Special	53,200	1,851,892
Johnson Controls, Inc.	70,300	1,926,220
Target Corp.	26,100	1,656,567
6.3% - Total For Consumer Discretionary		$5,434,679

Chevron Corp.	30,135	3,512,536
ConocoPhillips	43,600	2,493,048
Phillips 66*	51,350	2,381,100
Royal Dutch Shell PLC - Class B ADR	35,250	2,513,325
Schlumberger Ltd.	23,500	1,699,755
Williams Companies, Inc.	52,600	1,839,422
16.7% - Total For Energy		$14,439,186

Allstate Corp.	72,705	2,879,845
AON PLC	49,960	2,612,408
Everest RE Group, Ltd.	16,600	1,775,536
PNC Financial Services Group, Inc.	40,940	2,583,314
U.S. Bancorp	53,200	1,824,760
13.5% - Total For Financial Services		$11,675,863

Abbott Laboratories	36,700	2,516,152
Becton, Dickinson and Co.	33,470	2,629,403
Covance, Inc.*	34,800	1,624,812
Hill-Rom Holdings Inc.	64,300	1,868,558
Owens & Minor Inc. Holding Company	59,900	1,789,812
12.0% - Total For Health Care		$10,428,737

Accenture, Inc.	27,600	1,932,828
Adobe Systems, Inc.*	54,200	1,757,977
Cisco Systems, Inc.	80,100	1,529,510
Linear Technology Corp.	48,700	1,549,634
Microsoft Corp.	80,985	2,410,114
Oracle Corp.	81,200	2,554,552

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Qualcomm, Inc.	41,430	2,588,132
16.5% - Total For Information Technology		$14,322,747

Oneok, Inc.	37,000	1,787,470
2.1% - Total For Utilities		$1,787,470

Total Common Stocks 96.8%		$83,807,426
(Identified Cost $72,248,723)

Cash Equivalents

First American Government Obligation Fund, Class Z**	2,874,346	2,874,346

Total Cash Equivalents 3.3%		$2,874,346
(Identified Cost $2,874,346)

Total Portfolio Value 100.1%		$86,681,772
(Identified Cost $75,123,069)

Other Assets in Excess of Liabilities 0.0%		$28,944

Total Net Assets 100.0%		$86,710,716

* Non-income producing security.

** Variable Rate Security; as of September 30, 2012, the yield was 0.00%.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Common Stocks	Shares	Fair Value
Air Products and Chemicals, Inc.	11,600	$959,320
Potash Corp. of Saskatchewan, Inc.	29,520	1,281,758
4.8% - Total For Materials		$2,241,078

3M Co.	10,100	933,442
Danaher Corp.	17,000	937,550
Eaton Corp.	21,700	1,025,759
Emerson Electric Co.	19,200	926,784
Union Pacific Corp.	7,580	899,746
10.1% - Total For Industrials		$4,723,281

Nestle S A - ADR	22,200	1,403,262
Procter & Gamble Co.	13,900	964,104
5.0% - Total For Consumer Staples		$2,367,366

Chipotle Mexican Grill Inc.*	1,600	508,064
Deckers Outdoor Corp.*	6,850	250,984
Harman International Industries, Inc.	10,100	466,216
Johnson Controls, Inc.	48,775	1,336,435
Michael Kors Holdings Ltd*	11,925	634,172
Priceline.com, Inc.*	1,550	959,558
Walt Disney Co.	19,100	998,548
11.0% - Total For Consumer Discretionary		$5,153,977

Baker Hughes, Inc.	19,110	864,345
Chevron Corp.	12,540	1,461,662
CNOOC Limited - ADR	4,817	976,550
Royal Dutch Shell PLC, Class B ADR	18,820	1,341,866
Schlumberger Ltd.	18,660	1,349,678
Williams Companies, Inc.	28,675	1,002,765
14.9% - Total For Energy		$6,996,866

Allstate Corp.	23,600	934,796
AON PLC	19,400	1,014,426
Axis Capital Holdings Ltd.	27,050	944,586
PNC Financial Services Group, Inc.	22,100	1,394,510
9.1% - Total For Financial Services		$4,288,318

Abbott Laboratories	13,180	903,621
Celgene Corp.*	19,450	1,485,980
Covance, Inc.*	18,580	867,500
Express Scripts, Inc.*	15,000	939,450
Hill-Rom Holdings Inc.	34,675	1,007,656
InterMune, Inc.*	57,200	512,512
Vertex Pharmaceuticals Inc.*	17,000	950,130
Watson Pharmaceuticals, Inc.*	11,750	1,000,630
16.3% - Total For Health Care		$7,667,479

Adobe Systems, Inc.*	27,100	878,989
Apple Computer, Inc.*	3,450	2,301,512
Autodesk, Inc.*	30,700	1,023,845
Cognizant Technologies Solutions Corp.*	6,650	464,768
EMC Corp.*	34,750	947,633
F5 Networks, Inc.*	8,800	920,832

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Google, Inc.*	1,250	943,125
Microsoft Corp.	30,600	910,656
Oracle Corp.	45,500	1,431,430
Qualcomm, Inc.	15,900	993,273
Verifone Holdings, Inc.*	11,500	320,275
23.8% - Total For Information Technology		$11,136,338

Total Common Stocks 95.0%		$44,574,703
(Identified Cost $37,862,357)

Cash Equivalents
First American Government Obligation Fund, Class Z**	1,716,022	1,716,022
Total Cash Equivalents 3.7%		$1,716,022
(Identified Cost $1,716,022)

Total Portfolio Value 98.7%		$46,290,725
(Identified Cost $39,578,379)

Other Assets in Excess of Liabilities 1.3%		$626,663

Total Net Assets 100.0%		$46,917,388

* Non-income producing security.

** Variable Rate Security; as of September 30, 2012, the yield was 0.00%

ADR - American Depositary Receipt.

PLC - Public Liability Company

 The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Common Stocks	Shares	Fair Value

Cabot Corp.	5,600	$204,792
CF Industries Holdings, Inc.	2,500	555,600
Commerical Metals Co.	18,000	237,600
Huntsman Corp.	16,700	249,331
RPM Inc.	8,100	231,174
Steel Dynamics, Inc.	15,600	175,344
5.1% - Total For Materials		$1,653,841

Aecom Technology Corp.*	11,500	243,340
Agco Corp*	6,800	322,864
Carlisle Corp.	4,100	212,872
Chicago Bridge & Iron	5,900	224,731
Con-Way, Inc.	8,600	235,382
Copa Holdings	2,600	211,302
Delta Airlines, Inc.*	24,900	228,084
GATX Corp.	5,800	246,152
Huntington Ingalls Industries, Inc.*	5,500	231,275
Hertz Global Holdings, Inc.*	18,700	256,751
Kennametal, Inc.	8,200	304,056
Lincoln Electric	8,600	335,830
Lennox International	4,800	232,128
Oshkosh Truck Corp.*	10,300	282,529
Regal-Beloit Corp.	3,300	232,584
Robert Half International, Inc.	9,100	242,333
Southwest Airlines	22,300	195,571
Manitowoc Company Inc.	17,300	230,782
Terex Corp.*	17,100	386,118
Textron, Inc.	13,300	348,061
United Rentals Inc.*	6,000	196,260
Timken Co.	4,800	178,368
Trinity Industries	7,900	236,763
Wesco International*	5,400	308,880
19.0% - Total For Industrials		$6,123,016

Dean Foods Co.*	17,500	286,125
General Nutrition, Inc.	5,600	218,232
Herbalife Ltd.	13,500	639,900
Nu Skin Enterprises	5,000	194,150
Sally Beauty Co., Inc.*	12,200	306,098
Tyson Foods, Inc.	12,000	192,240
5.7% - Total For Consumer Staples		$1,836,745

American Eagle Outfitters	10,600	223,448
Allison Transmission Holdings, Inc.	12,600	253,512
Bed Bath & Beyond, Inc.*	3,400	214,200
Chico's FAS, Inc.	19,400	351,334
Cinemark Holdings Inc.	9,400	210,842
Carter's*	4,200	226,128
Discovery Communications, Inc.*	16,700	995,320
Foot Locker, Inc.	13,800	489,900
Harman International Industries, Inc.	5,300	244,648
Hyatt Hotels Corp.*	6,800	273,020
Interpublic Group of Companies, Inc.	23,900	265,768
LKQ Corp.*	15,800	291,905
Madison Square Garden, Inc.*	5,500	221,485

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Petsmart, Inc.	4,800	331,104
Pulte Homes, Inc.*	22,700	351,850
Regal Entertainment Group	20,000	281,400
Signet Jewelers, Inc.	5,800	282,808
Sirius XM Radio Inc.*	87,400	226,366
Starwood Hotels & Resorts Worldwide, Inc.	4,100	237,636
Toll Brothers*	11,000	365,530
Tractor Supply Co.	2,400	237,336
Ulta Salon Cosmetics & Fragrance, Inc.*	2,900	279,285
Wendy's Co.	50,600	228,965
22.0% - Total For Consumer Discretionary		$7,083,790

Atwood Oceanics*	6,600	299,970
Denbury Resources*	12,800	206,848
HollyFrontier Corp.	7,600	313,652
Oceaneering International, Inc.	4,400	243,100
Oil States International, Inc.*	4,400	349,624
Patterson-UTI Energy, Inc.	11,300	178,766
Valero Energy Corp.	16,000	506,880
6.5% - Total For Energy		$2,098,840

American Capital Ltd*	32,100	364,335
Assurant, Inc.	6,000	223,800
Allied World Assurance Company Holdings Inc.	2,600	200,850
Bok Financial Corp.	3,900	230,490
Assured Guaranty Ltd	23,400	318,708
Aspen Insurance Holdings Ltd.	7,600	231,724
CNA Financial Corp.	7,400	198,320
Fidelity National Title Group, Inc.	11,500	245,985
Hanover Insurance Group, Inc.	7,400	275,724
Protective Life	10,200	267,342
Rayonier, Inc.	4,250	208,292
Synovus Financial Corp.	171,500	406,455
8.7% - Total For Financial Services		$3,172,025

Alexion Pharmaceuticals, Inc.*	2,600	297,440
Cerner Corp.*	2,900	224,426
Amerisourcebergen Corp.	5,900	228,389
Community Health Systems, Inc.*	9,300	271,002
HCA - The Health Care Co.*	7,500	249,375
Health Management Associates, Inc.*	28,800	241,632
Incyte*	11,600	209,380
Omnicare, Inc.	7,100	241,187
United Therapeutics Corp.*	5,300	296,164
Vertex Pharamaceuticals, Inc.*	3,600	201,204
Warner Chilcott PLC - ADR*	11,800	159,300
8.1% - Total For Health Care		$2,619,499

AOL Inc.*	6,800	239,564
Booz Allen Hamilton Holding Corp.*	16,300	225,755
Brocade Communications Systems, Inc.*	59,300	350,760
Diebold, Inc.	5,900	198,889
Dolby Laboratories, Inc.*	5,100	167,025
Echostar Holding Corp.*	8,900	255,074
Solarwinds Inc.*	4,800	267,552
Genpact Limited*	15,000	250,200
IAC/InterActive Corp	5,800	301,948

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Jabil Circuit, Inc.	28,400	531,648
LSI Corp.*	29,000	200,390
Netsuite Inc.*	4,000	255,200
NCR Corp.*	10,100	235,431
Neustar, Inc.*	6,400	256,192
Tibco Software, Inc.*	7,400	223,665
Trimble Navigation Ltd.*	4,600	219,236
Western Digital Corp.*	5,900	228,507
13.7% - Total For Information Technology		$4,407,036

PPL Corp.	8,300	241,115
UGI Corp.	7,200	228,600
1.5% - Total For Utilities		$469,715

Total Common Stocks 90.3%		$29,464,507
(Identified Cost $25,496,744)

Real Estate Investment Trusts (REITs)

Commonwealth REIT	13,800	200,928
Extra Space Storage	6,700	222,775
Health Care REIT, Inc.	4,800	277,152
Home Properties Inc.	3,500	214,445
Hospitality Properties Trust	13,400	318,652
Kimco Realty	11,300	229,051
Mid-America Apartment Communities, Inc.	3,100	202,461
Regency Centers Inc.	4,500	219,285
Senior Housing Properties Trust	10,200	222,156
Ventas, Inc.	4,700	292,575
Total REITs 7.4%		$2,399,480
(Identified Cost $2,393,177)

Cash Equivalents

First American Government Obligation Fund, Class Z**	361,033	361,033
Total Cash Equivalents 1.1%		$361,033
(Identified Cost $361,033)

Total Portfolio Value 8.5%		$32,225,020
(Identified Cost $28,250,954)

Liabilities in Excess of Other Assets 0.0%		$(2,194)

Total Net Assets 100.0%		$32,222,826

* Non-income producing security

** Variable Rate Security; as of September 30, 2012, the yield was 0.00%.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED SMALL-CAP FUND*	Portfolio of Investments as of September 30, 2012 - Unaudited

Cash Equivalents	Shares	Fair Value

First American Government Obligation Fund, Class Z**	874	874

Total Cash Equivalents 39.2%		$874
(Identified Cost $874)

Total Portfolio Value 39.2%		$874
(Identified Cost $874)

Liabilities in Excess of Other Assets 60.8%		$1,355

Total Net Assets 100.0%		$2,229

* The Disciplined Small-Cap Fund ceased operations on October 3, 2012. See note in the disclosures.

** Variable Rate Security; as of September 30, 2012, the yield was 0.00%.

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Real Estate Investment Trusts (REITs)	Shares	Fair Value
American Campus Communities Inc.	2,000	87,760
Apartment Investment and Management, Co.	5,324	138,371
Avalon Bay Communities, Inc.	2,209	300,402
BRE Properties, Inc.	3,500	164,115
Equity Residential Properties Trust	5,500	316,415
Essex Property Trust, Inc.	1,120	166,029
Home Properties	1,100	67,397
United Dominion Realty Trust, Inc.	7,307	181,360
12.9% - Total For Apartments		$1,421,849

American Tower Corp.	6,800	485,452
Entertainment Properties Trust	1,000	44,430
Post Properties	1,400	67,144
Vornado Realty Trust	5,061	410,194
9.1% - Total For Diversified		$1,007,220

Omega Healthcare Investors, Inc.	2,000	45,460
Ventas Inc.	5,500	342,375
Health Care Property Investors	7,800	346,944
Health Care REIT	4,200	242,508
8.9% - Total For Health Care		$977,287

LaSalle Hotel Properties	3,000	80,070
RL Lodging Trust	2,500	47,275
Camden Property Trust	2,000	128,980
Hospitality Property Trust	4,000	95,120
Host Hotels and Resorts	21,954	352,362
Senior Housing Properties Trust	9,500	206,910
8.3% - Total For Lodging and Hotels		$910,717

Alexandria Real Estate	1,500	110,280
Biomed Realty Trust	4,000	74,880
Boston Properties, Inc.	3,700	409,257
Corporate Office Properties Trust	2,000	47,940
DCT Industrial Trust, Inc.	18,000	116,280
Digital Realty Trust, Inc.	3,500	244,475
Duke Realty Corp.	5,000	73,500
Kilroy Realty Corp.	3,545	158,745
Liberty Property Trust	4,861	176,162
Mack-Cali Realty Corp.	2,500	66,500
Prologis Trust	11,052	387,151
16.9% - Total For Office and Industrial		$1,865,170

CBL & Associates Properties	3,194	68,160
Developers Diversified Realty Corp.	7,055	108,365
Equity One Inc.	7,000	147,420
Federal Realty Investment Trust	2,000	210,600
General Growth Partners	8,000	155,840
Kimco Realty Corp.	11,767	238,517
Macerich Co.	3,592	205,570
National Retail Properties Inc.	5,500	167,750
Regency Centers Corp.	5,575	271,670
Simon Property Group, Inc.	7,954	1,207,497
SL Green Realty Corp.	2,000	160,140
Tanger Factory Outlet Centers, Inc.	6,000	193,980

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

28.5% - Total For Retail		$3,135,509

Extra Space Storage	2,000	66,500
Public Storage, Inc.	4,100	570,597
Sovran Self Storage	2,500	144,625
7.1% - Total For Storage		$781,722

Plum Creek Timber Co., Inc.	6,000	263,040
Rayonier Inc.	2,500	122,525
Weyerhaueser Company	4,000	104,560
4.4% - Total For Timber		$490,125

Total REITs 96.1%		$10,589,599
(Identified Cost $6,659,702)

Cash Equivalents

First American Government Obligation Fund, Class Z*	411,220	411,220
Total Cash Equivalents 3.7%		$411,220
(Identified Cost $411,220)

Total Portfolio Value 99.8%		$11,000,819
(Identified Cost $7,070,922)

Other Assets in Excess of Liabilities 0.2%		$15,298

Total Net Assets 100.0%		$11,016,117

* Variable Rate Security; as of September 30, 2012, the yield was 0.00%.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Common Stocks	Shares	Fair Value
Agrium Inc.	1,400	$144,844
Air Liquide SA ADR	3,434	85,232
Anglogold Ltd.	2,000	70,100
Anglo American PLC ADR	2,870	42,045
Asahi Kasei Corp.	6,100	62,647
BASF SE ADR	750	63,397
BHP Billiton Ltd ADR	2,550	174,955
BHP Billiton PLC ADR	1,010	63,085
Cemex SA De C.V. ADR*	8,658	72,121
Newcrest Mining Limited ADR	2,900	86,130
Nippon Steel Corp. ADR	2,030	42,021
Norilsk Nickel*	2,315	36,600
Potash Corp. of Saskatchewan Inc.	5,200	225,784
Rio Tinto PLC ADR	1,140	53,306
Sociedad Quimica	940	57,942
Syngenta AG ADR	1,000	74,850
Vale SA	3,000	53,700
10.9% - Total For Materials		$1,408,759

Abb Ltd ADR	2,900	54,230
Atlas Copco AB	2,700	63,612
BAE Systems PLC ADR	5,140	107,786
Bunzl PLC	800	71,744
Canadian National Railway Co.	1,640	144,697
Canadian Pacific Limited Corp.	800	66,312
Itochu Corp ADR	3,000	60,240
Keppel Corp. Limited ADR	4,620	85,470
Komatsu Ltd ADR	2,660	51,843
Koninklijke Philips El-Ny Shares	3,440	80,668
Schneider Elect SA ADR	5,200	61,516
Mitsubishi Corp.	2,570	92,597
Mitsui & Co., Ltd ADR	310	86,636
Sensata Technologies Holding NV*	2,100	62,517
Siemens AG ADR	900	90,135
Tata Motor Limited	4,100	105,288
Volvo AB ADR	6,330	89,316
10.6% - Total For Industrials		$1,374,607

America Movil ADR Series L	3,060	77,816
BT Group PLC	1,600	59,520
China Mobile (Hong Kong) Limited	2,860	158,330
Chunghwa Telecom Co. Limited	2,440	77,470
Deutsche Telekom AG	5,950	73,364
France Telecom SA ADR	3,196	39,055
KDDI Corp.	5,700	110,295
Millicom International Cellular S. A.	600	55,734
MTN Group Limited ADR	2,390	46,246
Nippon Telegraph & Telephone Corp. ADR	2,850	67,573
Phillipine Long Distance Telephone Co. ADR	1,000	66,010
SK Telecom Co., Limited	6,100	88,694
Telefonica Brasil - ADR	4,371	95,026
Telefonica SA ADR	4,849	64,395
Vivendi	3,504	68,153
Vodafone Group PLC ADR	5,000	142,500
10.0% - Total For Telecommunication Services		$1,290,181

AEON Co. Ltd.*	4,800	54,624
Carrefour SA	11,909	48,946
Coca-Cola Amatil Limited ADR	2,380	67,092
Coca-Cola Enterprises FEMSA SA ADR	650	83,850
Danone Sponsored ADR	6,073	74,394
Koninklijke Ahold NV ADR	5,300	66,038
L'Oreal-Unsponsored ADR	2,120	52,364

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Nestle SA Sponsored ADR	4,140	261,689
Reckitt Benckiser Group PLC	6,800	77,928
Tesco PLC - Sponsored ADR	3,440	55,659
Unilever NV (Netherlands)	1,360	48,253
Unilever PLC	5,730	209,250
Wal-Mart De Mexico Sa-Sp ADR	4,000	112,200
9.4% - Total For Consumer Staples		$1,212,287

AdidaSAG ADR	2,000	82,280
Arcos Dorados Holdings, Inc.	4,800	74,064
Carnival PLC ADR	2,160	79,402
Daimler AG	1,950	94,949
Hennes & Mauritz AB ADR	14,300	98,241
Honda Motor Co., Ltd ADR	1,940	59,946
MAGna International, Inc.	2,500	108,150
Marks & Spencer Group PLC	5,000	57,600
Naspers Limited*	1,300	80,717
Net Servicos De Comunicacao SA ADR*	5,800	76,212
Sony Corp. ADR	5,730	67,041
Toyota Motor Corp. ADR	2,510	197,060
VolkswAGen AG ADR	1,720	57,620
8.7% - Total For Consumer Discretionary		$1,133,282

BG Group PLC ADR	3,350	68,005
BP PLC ADR*	2,270	96,157
CNOOC Limited	360	72,983
Ecopetrol SA ADR	1,000	58,930
Encana Corp.	2,800	61,376
Eni S.P.A. ADR	1,770	77,597
Gazprom Oao ADR*	5,660	57,109
Pacific Drilling SA*	6,400	63,808
Petrochina Ltd ADR	1,110	143,368
Petroleo Brasileiro ADR	2,420	55,503
Royal Dutch Shell PLC, Class B	3,200	228,160
SeaDrill Ltd	1,700	66,674
Statoil ASA	5,200	134,108
Suncor Energy, Inc.	2,100	68,985
Total SA ADR	2,900	145,290
10.8% - Total For Energy		$1,398,053

Allianz AG	5,400	64,098
Australia and New Zealand Banking Group Limited	3,440	88,386
Banco Bradesco ADR	4,681	75,224
Banco De Chile	892	74,393
Banco Santander Central Hispano, SA	7,153	53,361
Bank of Montreal	1,240	73,210
Bank of Nova Scotia	1,070	58,657
Barclays PLC ADR	6,350	88,075
BNP Paribas - ADR*	3,390	80,377
Cheung Kong Holdings Limited ADR	5,050	73,124
Credit Suisse Group ADR	3,579	75,696
Deutsche Boerse AG	8,100	44,631
HDFC Bank Limited ADR	2,700	101,466
HSBC Holdings PLC ADR	3,307	153,643
Icici Bank Limited ADR	1,760	70,646
Industrial and Commercial Bank of China Limited	16,050	187,143
Itau Unibanco Holding SA ADR	3,102	47,399
KB Financial Group, Inc. ADR*	1,296	45,736
Macquarie Group Ltd ADR	2,000	58,760
Manulife Financial Corp.	4,420	53,217
Mitsubishi Estate Co. Ltd ADR*	4,000	76,120
Mitsubishi UFJ Financial Group Inc. ADR	14,900	69,285
National Australia Bank Limited ADR	6,040	159,637
ORIX Corp. ADR	1,750	87,692
Prudential PLC ADR	3,900	101,400

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Royal Bank of Canada	920	52,817
Sumitomo Corp. ADR	9,380	125,796
Sumitomo Mitsui Financial Group Inc.	12,920	79,846
Sun Hung Kai Properties Limited ADR	5,450	78,807
Tokio Marine Holdings, Inc. ADR*	3,660	92,415
Toronto Dominion Bank	900	75,006
United Overseas Bank Ltd ADR	2,455	78,904
Westpac Banking Corp. Limited ADR	650	83,414
Zurich Insurance Group ADR**	3,240	81,097
21.7% - Total For Financial Services		$2,809,478

Astellas Pharma, Inc. ADR	1,300	65,585
Astrazeneca PLC ADR	2,700	129,222
Bayer AG ADR	1,900	163,191
Fresenius Medical Care ADR	900	66,060
Dr. Reddy's Laboratories Limited	2,240	69,126
Novartis AG ADR	2,480	151,925
Novo Nordisk A/SADR	450	71,015
Roche Holdings Limited ADR	3,760	176,682
Shire PLC ADR	600	53,220
Takeda Pharmaceutical Co. Limited	1,820	42,024
Teva Pharmaceuticals	3,770	156,116
8.8% - Total For Health Care		$1,144,166

ASML Holding NV	1,510	81,057
Baidu.Com*	600	70,134
Check Point Software Technologies Ltd*	1,720	82,835
Mercadolibre Inc.*	710	58,611
Radware Ltd*	2,000	72,040
SAP AG	1,450	103,428
Siliconware Precision Industries Co. ADR	13,300	73,283
Taiwan Semiconductor Manufacturing Co., Ltd ADR	5,560	87,959
TelefonaktiebolAGet LM Ericsson	8,050	73,416
United MicroelectronicSADR	24,230	49,672
5.8% - Total For Information Technology		$752,435

E.On AG ADR	3,140	74,449
Enel Spa ADR	11,800	41,654
Electricite de France	14,200	58,504
Enersis SA ADR	6,630	108,666
Iberdrola SA ADR	3,578	64,511
2.6% - Total For Utilities		$347,784

Total Common Stocks 99.3%		$12,871,032
(Identified Cost $11,855,367)

Cash Equivalents

First American Government Obligation Fund, Class Z**	187,425	187,425

Total Cash Equivalents 1.4%		$187,425
(Identified Cost $187,425)

Total Portfolio Value 100.7%		$13,058,457
(Identified Cost $12,042,792)

Other Assets in Excess of Liabilities (0.7)%		$(101,933)

Total Net Assets 100.0%		$12,956,524

* Non-income producing security.

** Variable Rate Security; as of September 30, 2012, the yield was 0.00%.
ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Fixed Income Securities - Bonds	Face	Fair Value
Allstate Corp. Senior Unsecured Notes, 7.450% Due 05/16/2019	1,540,000	$2,015,838
American Express Notes, 4.875% Due 07/15/2013	1,400,000	1,447,831
American Express Centurion Senior Unsecured Notes, 5.550% Due 10/17/2012	1,417,000	1,419,837
AON Corp. Senior Unsecured Notes, 3.500% Due 09/30/2015	2,445,000	2,593,218
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	970,000	1,117,585
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	630,000	684,722
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,030,000	1,157,650
BB&T Corp. Subordinated, 5.625% Due 09/15/2016	1,500,000	1,717,369
Citigroup Inc. Subordinated Notes, 5.000% Due 09/15/2014	2,155,000	2,273,980
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,679,726
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,511,377
Fifth Third Bancorp Senior Unsecured Notes, 3.625% Due 01/25/2016	1,000,000	1,078,748
JPMorgan Chase & Co. Senior Unsecured Notes, 4.625% Due 05/10/2021	1,500,000	1,676,697
JPMorgan Chase & Co. Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,387,288
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	2,660,000	3,110,620
Legg Mason Senior Unsecured Notes, 5.500% Due 05/21/2019	2,625,000	2,814,677
Morgan Stanley Senior Unsecured Notes, 5.625% Due 09/23/2019	1,505,000	1,644,181
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	245,000	302,459
Northern Trust Co. Subordinated Notes, 5.850% Due 11/09/2017*	1,000,000	1,176,367
PNC Funding Corp. Bank Guaranteed Notes, 5.625% Due 02/01/2017	485,000	558,897
PNC Funding Corp., 5.250% Due 11/15/2015	2,567,000	2,871,249
US Bank NA Subordinated Notes, 4.950% Due 10/30/2014	447,000	485,338
Wachovia Bank NA Subordinated Notes, 5.600% Due 03/15/2016	70,000	78,838
Wachovia Bank NA Subordinated Notes, 6.000% Due 11/15/2017	220,000	265,303
Wachovia Corp. Subordinated Notes, 5.580% Due 10/15/2016	3,000,000	3,475,917
19.6% - Total For Corporate Bonds: Bank and Finance		$39,545,712

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,212,087
Burlington Northern Santa Fe Senior Unsecured Notes, 4.700% Due 10/01/2019	1,063,000	1,227,926
Burlington Northern Santa Fe Senior Unsecured Notes, 5.650% Due 05/01/2017	1,585,000	1,894,959
Emerson Electric Corp. Senior Notes, 5.125% Due 12/01/2016	1,700,000	1,992,145
General Electric Capital Corp., 5.400% Due 02/15/2017	1,500,000	1,733,478
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/2020	3,000,000	3,308,418
IBM Corp. Notes, 7.625% Due 10/15/2018	2,260,000	3,065,428
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	560,000	637,183
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	3,008,000	3,447,460
Kellogg Company Senior Unsecured Notes, 4.450% Due 05/30/2016	1,165,000	1,303,570
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,813,550
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 6/15/2019	1,000,000	1,217,667
Nstar Senior Unsecured Notes, 4.500% Due 11/15/2019	1,871,000	2,128,302
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/2019	2,070,000	2,490,804
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	108,000	146,604
Potash Corp. of Saskatchewan Senior Unsecured Notes, 4.875% Due 03/01/2013	1,000,000	1,017,924
Potash Corp. of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/2014	1,000,000	1,075,332
Procter & Gamble Co. Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,214,397
United Technologies Corp. Senior Notes, 5.375% Due 12/15/2017	1,340,000	1,631,986
Wal-Mart Stores Senior Unsecured Notes, 7.550% Due 02/15/2030	4,000,000	6,019,396
Williams Partners LP Senior Unsecured Notes, 3.800% Due 02/15/2015	2,443,000	2,590,276
21.4% - Total For Corporate Bonds: Industrials		$43,168,892

Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	938,270
Duke Energy Carolinas First Mortgage, 5.750% Due 11/15/2013	527,000	557,676
Duke Energy Corp. Senior Unsecured Notes, 6.300% Due 02/01/2014	2,475,000	2,657,313
Florida Power & Light Group Capital, 4.850% Due 02/01/2013	798,000	809,750
Mississippi Power Company Senior Unsecured Notes, 2.350% Due 10/15/2016	350,000	366,337
Georgia Power Co., 5.250% Due 12/15/2015	1,000,000	1,142,592
Georgia Power Co. Senior Notes, 5.125% Due 11/15/2012	275,000	276,558
GTE Corp. Debentures 6.940% Due 04/15/2028	35,000	45,667
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,367,765
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,488,987
National Rural Utilities Collateral Trust, 5.450% Due 04/10/2017	1,810,000	2,159,116
National Rural Utilities Collateral Trust, 5.500% Due 07/01/2013	375,000	389,326
Verizon Communications Senior Unsecured Notes, 6.350% Due 04/01/2019	3,000,000	3,846,453
Virginia Electric & Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	850,000	966,131

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,100,000	2,460,329
Xcel Energy Inc. Senior Unsecured Notes, 5.513% Due 04/01/2017	1,037,000	1,219,140
10.3% - Total For Corporate Bonds: Utilities		$20,691,410

FHLMC CMO Pool 2877 Class AL, 5.000% Due 10/15/2024	1,759,083	1,928,784
FHLMC CMO Pool 3098 Class KE, 5.500% Due 09/15/2034	1,442,206	1,505,281
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	832,012	926,481
FHLMC CMO Series 3287 Class GC, 5.500% Due 08/15/2034	143,400	145,194
FHLMC CMO Series 3499 Class PA, (6.500% 30 Year Collateral) 4.500% Due 08/15/2036	2,463,150	2,593,118
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	6,041,532	6,274,655
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	4,882,698	4,986,024
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	5,647	7,024
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	2,910,297	3,137,469
FHLMC Partner Certificate Pool 780439, 2.473% Due 04/01/2033	210,714	225,684
FNMA CMO Series 2011-141 Class PA, 4.500% Due 02/25/2039	2,587,438	2,698,996
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	2,920	3,281
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	714,551	808,847
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	516,282	563,036
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	5,891,901	6,354,181
FNMA Partner Certificate Pool AK9456, 3.000% Due 03/01/2032	6,489,114	6,895,767
GNMA II JM 30 YR MBS, 5.500% Due 07/20/2038	270,490	290,229
GNMA II Pool 2945, 7.500% Due 07/20/2030	10,249	12,576
GNMA Pool 2658, 6.500% Due 10/20/2028	54,479	63,360
GNMA Pool 780400, 7.000% Due 12/15/2025	6,904	8,146
GNMA Pool 780420, 7.500% Due 08/15/2026	3,980	4,324
GNMA Pool 781397, 5.500% Due 02/15/2017	55,779	59,828
19.6% - Total For Government Agency Obligations - Mortgage Backed Securities		$39,492,285

FFCB, 4.150% Due 03/25/2015	778,000	851,171
FHLMC Agency Note, 1.000% Due 07/25/2017	2,500,000	2,502,315
FNMA Notes, 2.000% Due 06/28/2016	3,240,000	3,278,556
FNMA Notes Step Up Coupon, 1.500% Due 04/18/2016	2,750,000	2,764,432
4.7% - Total For United States Government Agency Obligations		$9,396,474

United States Treasury Note, 3.125% Due 02/15/2042	5,500,000	5,850,625
United States Treasury Note, 4.375% Due 11/15/2039	4,640,000	6,132,776
United States Treasury Note, 2.125% Due 11/30/2014	7,000,000	7,280,546
9.4% - Total For United States Government Obligations		$19,263,947

Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.439% Due 07/01/2030	2,125,000	2,429,258
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.589% Due 07/01/2037	2,500,000	2,862,750
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable, 6.249% Due 07/01/2020	1,000,000	1,167,280
Kentucky Asset Liability Commission Revenue - Build America Bonds, 3.928% Due 04/1/2016	2,480,000	2,678,970
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,373,975
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,929,514
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,533,441
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	1,040,345
Unversity of Texas Revenue - Build America Bonds, 2.326% Due 08/15/2014	1,000,000	1,030,660
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,788,250
10.3% - Total For Taxable Municipal		$20,834,443

Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2019	1,485,000	1,703,592
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2020	965,000	1,108,283
1.4% - Total For Non-Taxable Municipal		$2,811,875

Province of Ontario Senior Unsecured Notes, 2.700% Due 06/16/2015	3,410,000	3,609,942
1.8% - Total For Sovereign		$3,609,942

Total Fixed Income Securities - Bonds 98.5%		$198,814,980
(Identified Cost $184,581,728)

Cash Equivalents	Shares

First American Government Obligation Fund, Class Z**	1,038,067	1,038,067

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Total Cash Equivalents 0.5%	$1,038,067
(Identified Cost $1,038,067)

Total Portfolio Value 99.0%	$199,853,047
(Identified Cost $185,619,795)

Other Assets in Excess of Liabilities 0.9%	$1,875,147

Total Net Assets 100%	$201,728,194

* This security is restricted for sale, available only to institutional investors. It was purchased on May 11, 2010 for $1,094,630, and is currently valued at $117.6367 per unit and represents 0.58% of net assets as of September 30, 2012.

** Variable Rate Security; as of September 30, 2012, the yield was 0.00%.

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Municipal Income Securities - Bonds	Face	Fair Value

Akron OH Refunding, 5.000% Due 12/01/2012	200,000	$201,284
Cincinnati, OH, GO, 5.000% Due 12/01/2017	75,000	84,662
Gahanna , OH, (AMBAC Insured), 5.000% Due 12/01/2018	400,000	443,844
Mason, OH GO Limited, 4.000% Due 12/01/2020	375,000	425,914
Mentor, OH, GO (MBIA Insured), 5.000% Due 12/01/2015	140,000	158,316
Vandalia, OH GO Limited Bond, 5.250% Due 12/01/2018	500,000	544,075
Westerville, OH, GO Limited, 1.750% Due 12/01/2014	100,000	102,858
Westerville, OH, GO Limited (AMBAC Insured), 5.000% Due 12/01/2024	445,000	511,323
5.8% - Total For GO - City		$2,472,276

Greene County OH GO Limited (AMBAC Insured), 4.000% Due 12/01/2024	450,000	512,383
Harris County TX GO Limited, 5.750% Due 10/01/2025	200,000	257,426
Portage County OH GO Limited Bond, 3.000% Due 12/01/2021	270,000	282,217
2.5% - Total For GO - County		$1,052,026

State of OH Common Schools - Series C, 5.000% Due 03/15/2017	120,000	125,429
State of OH GO, 4.500% Due 05/01/2019	500,000	532,945
State of OH GO, 5.000% Due 03/01/2015	385,000	392,573
State of OH GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	970,000	1,161,187
State of OH GO Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	431,971
State of OH GO Unlimited, 3.000% Due 09/01/2014	450,000	472,603
7.4% - Total For GO - State		$3,116,708

AZ Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023	300,000	358,596
Bowling Green State University OH General Receipt Revenue, 3.000% Due 06/01/2016	300,000	315,093
Florida Atlantic University Finance Corp. Capital Improvement Revenue, 5.000% Due 07/01/2016	250,000	278,260
FL State Board of Governors Florida State Univ. Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	672,762
Kent State University OH General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	585,600
Lorain County OH Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	203,431
Miami University OH General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,163,906
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	183,402
Ohio State University General Receipt Revenue, 4.000% Due 12/01/2015	785,000	869,749
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	164,407
PA State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	602,550
State of CO Higher Education Lease Financing Program Certificate of Participation, 5.250% Due 11/01/2023	220,000	254,989
State of OH Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	178,924
State of OH Higher Education Facilities Revenue University of Dayton, 4.000% Due 12/01/2012	345,000	346,963
State of OH Higher Education Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	286,725
State of OH Higher Education Facilities Commission Revenue - Xavier University Project, 2.500% Due 05/01/2013	125,000	125,917
State of OH Higher Education Facilities Commission Revenue - Xavier University Project, 2.750% Due 05/01/2014	100,000	101,878
State of OH Higher Education Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016	150,000	168,052
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	290,595
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	328,087
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	367,206
University of Cincinnati OH - University Center Project Certificate of Participation, 5.000% Due 06/01/2012	400,000	429,536
19.5% - Total For Higher Education		$8,276,628

Franklin County OH Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	378,198
Hamilton County OH Hospital Facilities Revenue - Cincinnati Children's Hospital, 5.250% Due 05/15/2021	750,000	780,758
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,071,942
KY Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	556,755
Montgomery County, OH, Miami Valley Hospital Series A Revenue, 4.000% Due 11/15/2013	200,000	206,758
State of OH Hospital Facilities Revenue Cleveland Clinic, 5.000% Due 01/01/2025	430,000	490,712
8.2% - Total For Hospital/Health Bonds		$3,485,123

OH Municipal Generation Agency (AMBAC Insured), 5.000% Due 02/15/2017	325,000	342,599
San Antonio TX Electric and Gas Revenue, 5.000% Due 02/01/2025	150,000	166,044
1.2% - Total For Revenue Bonds - Electric		$508,643

Cleveland OH Parking Facility - Escrowed to Maturity (AGM Insured), 4.000% Due 09/15/2015	50,000	55,274
Cleveland OH Parking Facility (AGM Insured), 4.000% Due 09/15/2015	100,000	106,858
Hopkins County KY Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	321,717
Mason OH Certificate of Participation, 5.000% Due 12/01/2023	750,000	874,965
Newport KY First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	108,434
Newport KY First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	543,835
4.8% - Total For Revenue Bonds - Facility		$2,011,083

Butler County, OH Water and Sewer GO Limited, 2.250% Due 12/01/2012	100,000	100,335
Butler County, OH Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	447,820
Green County, OH Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018	145,000	164,507
Hamilton County, OH Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	560,080
Mason, OH Sewer System Revenue (MBIA Insured), 4.850% Due 12/01/2024	340,000	365,140
Springboro OH Sewer System Revenue, 4.000% Due 06/01/2012	245,000	277,938
North TX Municipal Water District Water System Revenue, 5.250% Due 09/01/2022	415,000	497,772
Washington County, OR Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	343,540
6.5% - Total For Revenue Bonds - Water & Sewer		$2,757,132

Cincinnati OH Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	115,144

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Cincinnati OH Economic Development Revenue, 4.200% Due 11/01/2019	150,000	168,156
Vandalia, OH Bond Anticipation Notes - Land Acquisition Revenue, 0.750% Due 08/15/2013	250,000	250,000
Cleveland OH Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	428,680
KY Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	219,662
State of FL Board of Education Lottery Revenue, 5.000% Due 07/01/2014	250,000	269,925
Clermont County, OH Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/17	240,000	248,724
4.0% - Total For Other Revenue Bonds		$1,700,291

Barberton OH CSD GO, (SDCEP Insured), 4.750% Due 12/01/2023	300,000	336,258
Boone County KY SD Finance Corp. Revenue Bond, 2.500% Due 05/01/2019	500,000	520,035
Brunswick OH SD GO Unlimited, 2.100% Due 12/01/2012	75,000	75,230
Bullitt County KY SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	332,627
Clark County KY SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	122,251
Chillicothe OH CSD GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	327,600
Cincinnati OH, CSD GO (FGIC Insured), 5.000% Due 12/01/2014	225,000	245,408
Cleveland OH, Municipal SD, (FGIC Insured), 5.000% Due 12/01/2020	140,000	141,088
Columbus OH CSD GO, 5.000% Due 12/01/2020	150,000	180,000
Columbus OH CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	191,460
Delaware OH, CSD, GO (MBIA Insured), 5.000% Due 12/01/2020	250,000	267,925
Fairfield OH CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	514,433
Garrett-Keyser-Butler Indiana Middle School Building Corp. First Mortgage Revenue, 3.000% Due 07/15/2013	290,000	295,913
Green County KY SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	390,690
Jackson OH, Local SD Stark and Summit Counties GO Unlimited (FSA Insured), 5.000% Due 12/01/2014	300,000	320,913
Keller TX, Independent SD GO Unlimited, 4.500% Due 02/15/2020	250,000	298,557
Kenton County KY SD Finance Corp. School Building Revenue, 4.500% Due 02/01/2025	300,000	325,029
Kings Local OH, 6.350% Due 12/01/2012	15,000	15,139
Kings Local OH, 6.400% Due 12/01/2013	150,000	159,452
Knox County KY SD Finance Corp. Revenue Bond, 2.000% Due 12/01/2019	360,000	362,876
KY Interlocal School Transportation Association Educational Facilities Lease Certificate of Participation, 2.300% Due 12/01/2014	450,000	461,691
Lakota OH LSD GO, 5.250% Due 12/01/2025	205,000	271,410
Mahoning County OH Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	107,778
Mariemont OH CSD GO (FSA Insured), 4.400% Due 12/01/2023	515,000	542,202
Mariemont OH CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	175,000	176,654
Northwest OH LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	155,997
Marion County KY SD Finance Corp. Revenue, 3.800% Due 10/01/2017	130,000	140,872
Marshall County KY SD Finance Corp. School Building Revenue, 3.000% Due 03/01/2015	250,000	262,370
Mason OH CSD (FGIC Insured), 5.000% Due 12/01/2015	135,000	153,845
Meade County KY SD Finance Corp. School Building Revenue (Natl-RE Seek Insured), 4.000% Due 09/01/2020	155,000	166,544
Medina OH CSD GO, 5.000% Due 12/01/2023	280,000	298,427
Nelsonville York OH CSD GO (SDCEP Insured), 5.000% Due 12/01/2012	270,000	271,822
Princeton OH CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	277,788
Reynoldsburg OH CSD GO, 5.000% Due 12/01/2020	200,000	230,800
Scott County KY SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	105,416
Washington County KY SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	201,062
South Vermillion Indiana School Building Corp. First Mortgage Revenue Sinkable, 3.500% Due 07/15/2013	380,000	386,289
Springboro OH CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	372,499
St. Marys OH SD School Facilities Construction and Improvement GO, 5.000% Due 12/01/2013	200,000	209,902
Sycamore OH Community SD GO, 4.375% Due 12/01/2018	400,000	448,104
Sycamore OH, Community Unlimited GO, 5.375% Due 12/01/2013	125,000	131,775
Wayne Trace OH LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	329,104
Western Reserve OH LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	263,897
Wyoming OH CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	566,508
Wyoming OH CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	175,555
Zanesville OH CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	237,900
29.2% - Total For School District		$12,369,095

KY State Property and Buildings Commission Revenue Series A, 5.000% Due 11/01/2012	205,000	205,752
State of OH Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	499,166
State of OH Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	186,310
State of OH Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/27	145,000	157,677
State of OH Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	216,108
State of OH Major New Infrastructure Revenue, 5.500% Due 06/15/2020	300,000	361,854
State of OH Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	368,541
State of OH Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018	315,000	345,801
5.5% - Total For State Agency		$2,341,209

IA Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program
(GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	80,000	84,406
MO State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	335,000	351,167
MO State Housing Development Commission Single Family Mortgage Revenue Series C
(GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	135,000	145,140
OH Housing Finance Agency Residential Mortgage Revenue
2009 Series A, 5.550% Due 09/01/2028	340,000	369,536
State of OH Housing Finance Agency Residential Mortgage Revenue Series F
(FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	350,000	367,770
State of OH Housing Finance Agency Revenue, 5.900% Due 09/01/2023	320,000	331,728
3.9% - Total For Housing		$1,649,747

Total Municipal Income Securities - Bonds 98.5%		$41,739,961
(Identified Cost $39,026,888)

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2012 - Unaudited

Cash Equivalents

Federated OH Municipal Cash Trust Money Market Fund*	172,516	172,516
Total Cash Equivalents 0.4%		$172,516
(Identified Cost $172,516)

Total Portfolio Value 98.9%		$41,912,477
(Identified Cost $39,199,404)

Other Assets in Excess of Liabilities 1.1%		$463,911

Total Net Assets 100.0%		$42,376,388

* Variable Rate Security; as of September 30, 2012, the yield was 0.00%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Sercurity Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

SD - School District

SDCEP - OH School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2012 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 5.000% Due 08/15/14	1,500,000	$1,621,589
BB&T Corp. Senior Unsecured Notes, 5.700% Due 04/30/14	210,000	226,365
BB&T Corp. Subordinated Notes, 4.750% Due 10/01/12	1,000,000	1,000,000
Citigroup Inc. Senior Unsecured Notes, 5.500% Due 10/15/14	1,300,000	1,401,841
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/16	1,340,000	1,417,303
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/17	635,000	751,443
Northern Trust Company Subordinated Notes, 4.600% Due 02/01/13	1,035,000	1,049,243
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/17	1,250,000	1,440,696
Travelers Companies Inc. Senior Unsecured Notes, 6.250% Due 06/20/16	1,023,000	1,216,986
US Bank NA Subordinated Notes, 4.950% Due 10/30/14	500,000	542,884
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	500,000	537,620
Wachovia Corp. Subordinated Notes, 6.000% Due 11/15/17	1,305,000	1,573,727
18.2% - Total Finance		$12,779,697

Industrial
3M Company Senior Unsecured Notes, 1.375% Due 09/29/16	1,000,000	1,026,028
Abbott Laboratories Senior Unsecured Notes, 4.350% Due 03/15/14	1,400,000	1,479,975
Air Products & Chemicals Senior Unsecured Notes, 4.150% Due 02/01/13	1,500,000	1,519,065
Becton Dickenson Senior Unsecured Notes, 1.750% Due 11/08/16	1,195,000	1,236,647
Coca-Cola Company Senior Unsecured Notes, 1.800% Due 09/01/16	1,200,000	1,250,268
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/17	1,000,000	1,165,702
Eaton Corp. Senior Unsecured Notes, 5.950% Due 03/20/14	83,000	89,183
Emerson Electric Corp. Senior Notes, 4.625% Due 10/15/12	1,125,000	1,126,844
General Electric Capital Corp., 5.400% Due 02/15/17	2,000,000	2,311,304
IBM Corp. Senior Unsecured Notes, 4.750% Due 11/29/12	1,106,000	1,114,304
McDonald's Corp. Senior Unsecured Notes, 5.800% Due 10/15/17	1,000,000	1,231,615
Pepsico Inc. Senior Unsecured Notes, 3.100% Due 01/15/15	1,830,000	1,932,209
Praxair Inc. Senior Unsecured Notes, 4.375% Due 03/31/14	938,000	991,660
Schlumberger Investment Senior Unsecured Note 144A, 1.950% Due 09/14/16*	679,000	701,446
Target Corporation Senior Unsecured Notes, 4.875% Due 05/15/18	1,000,000	1,171,599
26.1% - Total Industrial		$18,347,849

Utilities
Florida Power & Light First Mortgage, 4.850% Due 02/01/13	974,000	988,341
Georgia Power Company Senior Unsecured Notes, 6.000% Due 11/01/13	1,441,000	1,524,624
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/16	1,290,000	1,375,682
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/13	1,080,000	1,095,811
Verizon Wireless Senior Unsecured Notes, 5.550% Due 02/01/14	500,000	531,850
7.8% - Total Utilities		$5,516,308

United States Government Agency Obligations
FHLB, 4.875% Due 12/14/12	2,500,000	2,523,545
FHLMC Agency Note, 1.000% Due 07/25/17	3,000,000	3,002,778
FNMA Step Up Coupon, 1.500% Due 04/18/16	1,500,000	1,507,872
FNMA, 2.000% Due 06/28/16	2,500,000	2,529,750
13.6% - Total United States Government Agency Obligations		$9,563,945

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/42	2,392,521	2,443,152
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/34	241,856	266,662
3.9% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$2,709,814

United States Government Treasury Obligations
United States Treasury Notes, 2.125% Due 05/31/15	1,500,000	1,572,774
United States Treasury Notes, 4.000% Due 11/15/12	2,000,000	2,009,766
United States Treasury Notes, 4.250% Due 08/15/15	2,500,000	2,781,055
9.1% - Total United States Government Treasury Obligations		$6,363,595

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2012 - Unaudited

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue, 2.939% Due 04/01/14	1,500,000	1,540,995
State of Kentucky Property & Buildings Commission Revenue
- Build America Bonds, 4.077% Due 11/01/15	1,410,000	1,540,721
State of Ohio Higher Education Facilities Commission Taxable Hospital Revenue
Cleveland Clinic Health System, 2.731% Due 01/01/17	1,110,000	1,148,151
State of Ohio General Obligation Unlimited - Build America Bonds, 1.970% Due 05/01/15	1,470,000	1,521,053
University of Texas Revenue - Build America Bonds, 2.326% Due 08/15/14	1,500,000	1,545,990
10.4% - Total Taxable Municipal Bonds		$7,296,910

Sovereign Bonds
Province of Ontario Senior Unsecured Notes, 2.700% Due 06/16/15	1,500,000	1,587,951
2.3% - Total Sovereign Bonds		$1,587,951

Total Fixed Income Securities 91.4%		$64,166,069
(Identified Cost $62,724,740)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z*	5,476,148	5,476,148
Total Cash Equivalents 7.8%		$5,476,148
(Identified Cost $5,476,148)

Total Portfolio Value 99.2%		$69,642,217
(Identified Cost $68,200,888)

Other Assets in Excess of Liabilities 0.8%		$587,074

Total Net Assets 100.0% 100.0%		$70,229,291

* Variable Rate Security; as of September 30, 2012, the yield was 0.00%.

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2012 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 7.450% Due 05/16/19	1,150,000	$1,505,334
BB&T Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,144,913
Citigroup Inc. Subordinated Notes, 5.000%, 09/15/14	1,000,000	1,055,211
JPMorgan Chase & Co. Senior Unsecured Notes, 6.000% Due 01/15/18	1,000,000	1,193,644
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/17	500,000	591,687
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,136,437
Morgan Stanley Senior Unsecured Notes, 5.625% Due 09/23/19	1,000,000	1,092,479
PNC Bank NA Subordinated Notes, 5.250% Due 01/15/17	1,000,000	1,146,385
US Bank NA Subordinated Notes, 2.950% Due 07/15/22	500,000	504,757
US Bank NA Subordinated Notes, 4.950% Due 10/30/14	1,115,000	1,210,631
Wachovia Corp. Subordinated Notes, 5.250% Due 08/01/14	1,180,000	1,268,912
Wachovia Corp. Subordinated Notes, 4.600% Due 04/01/21	1,400,000	1,617,141
18.5% - Total Finance		$13,467,531

Industrial
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/16	1,000,000	1,212,087
Coca-Cola Company Senior Unsecured Notes, 1.800% Due 09/01/16	1,000,000	1,041,890
Dover Corp. Senior Unsecured Notes, 4.875% Due 10/15/15	1,140,000	1,271,548
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/17	1,370,000	1,597,012
Emerson Electric Company Senior Unsecured Notes, 5.000% Due 12/15/14	1,250,000	1,367,416
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/20	1,500,000	1,654,209
General Electric Capital Corp. Senior Unsecured Notes, 5.625% Due 09/15/17	500,000	588,832
IBM Corp. Senior Unsecured Notes, 4.750% Due 11/29/12	1,100,000	1,108,259
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/19	1,000,000	1,203,287
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/18	215,000	291,851
Praxair Inc. Senior Unsecured Notes, 5.200% Due 03/15/17	1,000,000	1,171,777
Target Corporation Senior Unsecured Notes, 4.875% Due 05/15/18	1,000,000	1,171,599
United Technologies Corp. Senior Notes, 5.375% Due 12/15/17	1,465,000	1,784,224
Wal-Mart Stores Inc. Senior Unsecured Notes, 5.800% Due 02/15/18	600,000	746,666
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/30	500,000	752,424
23.2% - Total Industrial		$16,963,081

Utilities
Alabama Power Company Senior Notes, 5.200% Due 01/15/16	715,000	808,350
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	688,881
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/18	500,000	740,790
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/16	700,000	746,494
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,100,000	1,342,744
5.9% - Total Utilities		$4,327,259

United States Government Agency Obligations
FHLB, 5.375% Due 05/18/16	500,000	587,022
FHLMC Agency Note, 1.000% Due 07/25/17	1,000,000	1,000,926
FNMA, 2.000% Due 06/28/16	2,500,000	2,529,750
TVA, 6.250% Due 12/15/17	825,000	1,052,726
7.1% - Total United States Government Agency Obligations		$5,170,424

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC CMO Pool 2963 Class DM, 5.500% Due 08/15/33	1,663,687	1,720,414
FHLMC CMO Pool J12635, 4.000% Due 07/01/25	2,054,436	2,186,508
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/25	665,610	741,185
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/42	976,540	997,205
FNMA CMO Pool AA4392, 4.000% Due 04/01/39	1,463,827	1,578,679
FNMA Partner Certificate Pool AK9456, 3.000% Due 03/01/2032	2,467,341	2,621,962
13.5% - Total United States Government Agency Obligations - Mortgage Backed Securities		$9,845,953

United States Government Treasury Obligations

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2012 - Unaudited

United States Treasury Bonds, 4.000% Due 02/15/14	2,000,000	2,103,984
United States Treasury Bonds, 4.500% Due 11/15/15	1,500,000	1,693,476
United States Treasury Notes, 2.125% Due 05/31/15	1,600,000	1,677,626
United States Treasury Notes, 4.125% Due 05/15/15	2,000,000	2,199,844
10.5% - Total United States Government Treasury Obligations		$7,674,930

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 2.300% Due 05/10/16	1,000,000	1,056,000
Province of Ontario (Canada) Senior Unsecured Notes, 4.950% Due 11/28/16	1,000,000	1,170,618
3.0% - Total Sovereign Bonds		$2,226,618

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/17	240,000	240,468
0.3% - Total Certificates of Deposit		$240,468

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/20	725,000	859,444
Cincinnati Ohio General Obligation, 5.300% Due 12/01/20	1,000,000	1,026,940
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/37	1,000,000	1,145,100
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/19	1,000,000	1,109,530
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/22	300,000	348,006
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/21	1,435,000	1,637,278
University of North Carolina Chapel Hill Hospital Revenue - Build America Bonds, 3.539% Due 02/01/17	1,315,000	1,442,568
10.4% - Total Taxable Municipal Bonds		$7,568,866

Non-Taxable Municipal Bonds
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/16	1,000,000	1,115,190
1.5% - Non-Total Taxable Municipal Bonds		$1,115,190

Total Fixed Income Securities 93.9%		$68,600,320
(Identified Cost $64,005,392)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z*	3,804,816	3,804,816
Total Cash Equivalents 5.2%		$3,804,816
(Identified Cost $3,804,816)

Total Portfolio Value 99.1%		$72,405,136
(Identified Cost $67,810,208)

Other Assets in Excess of Liabilities 0.9%		$639,118

Total Net Assets 100%		$73,044,254

* Variable Rate Security; as of September 30, 2012, the yield was 0.00%

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2012 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 7.450% Due 05/16/19	1,000,000	$1,308,986
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,144,913
JPMorgan Chase & Co. Senior Unsecured Notes, 4.625% Due 05/10/21	1,300,000	1,453,137
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/17	500,000	591,687
Travelers Companies Inc. Senior Unsecured Notes, 5.900% Due 06/02/19	451,000	562,220
US Bank NA Subordinated Notes, 2.950% Due 07/15/22	1,000,000	1,009,514
US Bank NA Subordinated Notes, 4.800% Due 04/15/15	1,500,000	1,652,041
Wachovia Corp. Subordinated Notes, 5.250% Due 08/01/14	980,000	1,053,842
Wells Fargo & Company Senior Unsecured Notes, 4.600% Due 04/01/21	1,300,000	1,501,631
14.7% - Total Finance		$10,277,971

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.875% Due 05/15/16	1,000,000	1,179,098
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/18	1,000,000	1,184,553
Emerson Electric Corp. Senior Notes, 5.375% Due 10/15/17	1,217,000	1,448,898
Eaton Corp. Senior Unsecured Notes, 5.950% Due 03/20/14	1,300,000	1,396,841
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/20	1,405,000	1,549,442
General Electric Capital Corp. Senior Unsecured Notes, 4.650% Due 10/17/21	500,000	560,387
IBM Corp. Senior Unsecured Notes, 5.700% Due 09/14/17	1,820,000	2,233,156
McDonald's Corp., 5.300% Due 03/15/17	1,210,000	1,429,412
Pepsico Inc. Senior Unsecured Notes, 5.000% Due 06/01/18	1,056,000	1,256,680
Procter & Gamble Company, 5.500% Due 02/01/34	1,000,000	1,318,297
United Technologies Corp. Senior Unsecured Notes, 6.125% Due 02/01/19	1,200,000	1,501,145
Wal-Mart Stores Inc. Senior Unsecured Notes,7.550% Due 02/15/30	1,500,000	2,257,273
24.8% - Total Industrial		$17,315,182

Utilities
Alabama Power Company Senior Notes, 5.200% Due 1/15/16	715,000	808,350
Georgia Power Company Senior Unsecured Notes, 5.700% Due 06/01/17	425,000	510,645
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/16	400,000	426,568
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/17	800,000	954,306
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,000,000	1,220,676
Virginia Electric & Power Co. Senior Unsecured Notes, 5.000% Due 06/30/19	1,450,000	1,731,409
8.1% - Total Utilities		$5,651,954

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 3.000% Due 07/16/18	1,750,000	1,914,850
2.7% - Total Sovereign Bonds		$1,914,850

United States Government Agency Obligations
FFCB, 5.875% Due 10/03/16	2,025,000	2,440,198
FHLB, 5.130% Due 05/24/13	800,000	825,628
FHLB, 5.500% Due 12/11/13	1,000,000	1,063,181
TVA Power Series 2001 Class D, 4.875% Due 12/15/16	500,000	587,675
TVA Power Series 1997 Class E, 6.250% Due 12/15/17	500,000	638,016
8.0% - Total United States Government Agency Obligations		$5,554,698

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/35	1,003,008	1,081,300
FHLMC Pool 2985 Class GE, 5.500% Due 06/15/25	582,408	648,537
FHLMC CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	916,186
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/42	1,953,079	1,994,410
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/39	1,463,827	1,578,679
FNMA Partner Certificate Pool AK9456, 3.000% Due 03/01/2032	2,951,133	3,136,072
GNMA Pass Thru Certificate Pool 781397, 5.500% Due 02/15/17	55,780	59,829
13.5% - Total United States Government Agency Obligations - Mortgage Backed Securities		$9,415,013

United States Government Treasury Obligations
United States Treasury Bonds, 4.500% Due 02/15/16	2,000,000	2,277,188
United States Treasury Notes, 2.125% Due 05/31/15	1,000,000	1,048,516
United States Treasury Notes, 3.125% Due 02/15/42	1,500,000	1,595,625

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2012 - Unaudited

United States Treasury Notes, 3.750% Due 08/15/41	300,000	358,688
United States Treasury Notes, 4.125% Due 05/15/15	1,100,000	1,209,914
United States Treasury Notes, 4.625% Due 02/15/17	800,000	941,562
10.6% - Total United States Government Treasury Obligations		$7,431,493

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/17	240,000	240,468
0.3% - Total Certificates of Deposit		$240,468

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/20	750,000	889,080
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/37	1,785,000	2,044,004
Kentucky Asset Liability Commission Revenue - Build America Bonds, 2.939 % Due 04/01/14	1,400,000	1,438,262
Miami University Ohio General Receipts Revenue - Build America Bonds, 5.263% Due 09/01/18	1,000,000	1,122,870
State of Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/22	945,000	1,002,097
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/20	850,000	1,034,969
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.667% Due 06/01/18	1,000,000	1,138,610
12.4% Total Taxable Municipal Bonds		$8,669,892

Total Fixed Income Securities 95.1%		$66,471,521
(Identified Cost $60,942,796)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z*	2,714,226	2,714,226
Total Cash Equivalents 4.0%		$2,714,226
(Identified Cost $2,714,226)

Total Portfolio Value 99.1%		$69,185,747
(Identified Cost $63,657,022)

Other Assets In Excess of Liabilities 0.9%		$623,028

Total Net Assets 100.0%		$69,808,775

* Variable Rate Security; as of September 30, 2012, the yield was 0.00%

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2012 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 6.200% Due 05/16/14	1,000,000	$1,089,340
Aon Corp. Senior Unsecured Notes, 3.500% Due 09/30/15	1,000,000	1,060,621
Branch Banking & Trust Subordinated Notes, 4.900% Due 06/30/17	1,000,000	1,123,932
Citigroup Inc. Subordinated Notes, 5.000% Due 09/15/14	1,000,000	1,055,211
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,500,000	1,785,092
Fifth Third Bancorp Senior Unsecured Notes, 5.450% Due 01/15/17	835,000	940,150
JPMorgan Chase & Company Senior Unsecured Notes, 3.150% Due 07/05/16	1,000,000	1,057,689
Key Bank NA Subordinated Notes, 5.450% Due 03/03/16	1,000,000	1,123,677
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/17	1,000,000	1,152,557
Prudential Financial Corp. Senior Unsecured Notes, 6.200% Due 01/15/15	1,000,000	1,106,932
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	1,030,000	1,107,498
Wachovia Bank NA (Wells Fargo) Subordinated Notes, 5.600% Due 03/15/16	1,000,000	1,126,264
20.3% - Total Finance		$13,728,963

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.875% Due 05/15/16	1,228,000	1,447,932
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/16	900,000	1,058,803
Clorox Company Senior Unsecured Notes, 5.000% Due 03/01/13	1,000,000	1,019,020
Coca-Cola Company Senior Unsecured Notes, 1.800% Due 09/01/16	1,000,000	1,041,890
Emerson Electric Company Senior Unsecured Notes, 5.000% Due 12/15/14	1,000,000	1,093,933
Enterprise Products Senior Unsecured Notes, 6.125% Due 02/1/13	780,000	792,902
Eaton Corp. Senior Unsecured Notes, 5.950% Due 03/20/14	555,000	596,344
General Electric Capital Corp., 5.400% Due 02/15/17	2,000,000	2,311,304
General Mills Inc. Senior Unsecured Notes, 5.200% Due 03/17/15	840,000	931,690
IBM Corp., 7.500% Due 06/15/13	550,000	578,399
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	1,000,000	1,146,097
Kellogg Company Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,118,944
Kraft Foods Inc. Senior Unsecured Notes, 6.000% Due 02/11/13	598,000	609,348
Kroger Company Senior Unsecured Notes, 2.200% Due 01/15/17	1,115,000	1,142,018
Potash Corp. of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/14	500,000	537,666
Union Pacific Corp. Senior Unsecured Notes, 7.000% Due 02/01/16	1,000,000	1,183,156
Northwest Pipeline Seniour Unsecured Notes, 7.000% Due 06/15/16	1,000,000	1,184,816
Walt Disney Company Senior Unsecured Notes, 4.700% Due 12/01/12	1,000,000	1,007,094
27.9% - Total Industrials		$18,801,356

Utilities
Alabama Power Co. Senior Unsecured Notes, 5.200% Due 01/15/16	1,175,000	1,328,408
Alliant Energy Corp. Senior Unsecured Notes, 4.000% Due 10/15/14	1,000,000	1,048,027
Devon Energy Corp. Senior Unsecured Notes, 2.400% Due 07/15/16	1,000,000	1,043,964
Duke Energy Corp. Senior Unsecured Notes, 6.300% Due 02/01/14	815,000	875,035
Florida Power & Light First Mortgage, 4.850% Due 02/01/13	1,000,000	1,014,724
Midamerican Energy Holdings Senior Unsecured Notes, 5.875% Due 10/01/12	769,000	769,000
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/17	1,000,000	1,192,882
Verizon Communications Senior Unsecured Notes, 5.500% Due 04/01/17	1,000,000	1,192,818
Virginia Electric & Power Co. Senior Unsecured Notes, 5.100% Due 11/30/12	500,000	503,768
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/17	1,000,000	1,175,641
15.0% - Total Utilities		$10,144,267

Taxable Municipal Bonds
Campbell Kenton & Boone Counties Kentucky Sanitation District Revenue
- Build America Bonds, 3.500% Due 08/01/13	380,000	388,383
State of Kentucky Property & Buildings Commission Revenue
- Build America Bonds, 4.077% Due 11/01/15	1,000,000	1,092,710
State of Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/17	1,000,000	1,034,370
3.7% - Total Municipal Bonds		$2,515,463

United States Government Agency Obligations
FNMA, 1.500% Due 10/14/14	2,000,000	2,044,118
FHLMC, 2.500% Due 05/27/16	3,500,000	3,753,809
8.6% - Total United States Government Agency Obligations		$5,797,927

United States Government Agency Obligations - Mortgage Backed Securities
FNMA CMO Pool 1106, 3.000% Due 07/01/32	2,472,279	2,627,209
FNMA CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	189,965	194,713

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2012 - Unaudited

FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/25	645,681	687,189
5.2% - Total United States Government Agency Obligations - Mortgage Backed Securities		$3,509,111

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2012 - Unaudited

United States Government Treasury Obligations
United States Treasury Notes, 1.500% Due 12/31/13	2,000,000	2,032,188
United States Treasury Notes, 4.500% Due 11/15/15	4,000,000	4,515,936
9.7% - Total United States Government Treasury Obligations		$6,548,124

Total Fixed Income Securities 90.4%		$61,045,211
(Identified Cost $60,016,833)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z*	4,020,880	4,020,880
Total Cash Equivalents 5.9%		$4,020,880
(Identified Cost $4,020,880)

Total Portfolio Value 96.3%		$65,066,091
(Identified Cost $64,037,713)

Other Assets in Excess of Liabilities 3.7%		$2,515,896

Total Net Assets: 100.0% 100.0%		$67,581,987

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poors 500 expiring December 2012 (50 units per contract)	930	$(1,155,525)
(Notional Value of $66,991,155)

* Variable Rate Security; as of September 30, 2012, the yield was 0.00%.
CMO - Collateralized Mortgage Obligation
FNMA - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2012:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$3,189,731	$	---	$	---	$3,189,731
Industrials	10,561,967		---		---	10,561,967
Telecommunication Services	1,871,428		---		---	1,871,428
Consumer Staples	10,095,618		---		---	10,095,618
Consumer Discretionary	5,434,679		---		---	5,434,679
Energy	14,439,186		---		---	14,439,186
Financial Services	11,675,863		---		---	11,675,863
Health Care	10,428,737		---		---	10,428,737
Information Technology	14,322,747		---		---	14,322,747
Utilities	1,787,470		---		---	1,787,470
Money Market Fund	2,874,346		---		---	2,874,346
Total	$86,681,772		$--	$	---	$86,681,772

Growth Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$2,241,078	$	---	$	---	$2,241,078
Industrials	4,723,281		---		---	4,723,281
Consumer Staples	2,367,366		---		---	2,367,366
Consumer Discretionary	5,153,977		---		---	5,153,977
Energy	6,996,866		---		---	6,996,866
Financial Services	4,288,318		---		---	4,288,318
Health Care	7,667,479		---		---	7,667,479
Information Technology	11,136,338		---		---	11,136,338
Money Market Fund	1,716,022		---		---	1,716,022
Total	$46,290,725		$--	$	---	$46,290,725

Disciplined Mid-Cap Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$1,653,841	$	---	$	---	$1,653,841
Industrials	6,123,016		---		---	6,123,016
Consumer Staples	1,836,745		---		---	1,836,745
Consumer Discretionary	7,083,790		---		---	7,083,790
Energy	2,098,840		---		---	2,098,840
Financial Services	3,172,025		---		---	3,172,025
Health Care	2,619,499		---		---	2,619,499

Information Technology	4,407,036	---		---	4,407,036
Utilities	469,715	---		---	469,715
Real Estate Investment Trusts	2,399,480	---		---	2,399,480
Money Market Fund	361,033	---		---	361,033
Total	$32,225,020	$--	$	---	$32,225,020

Disciplined Small-Cap Fund	Level 1	Level 2	Level 3		Total
Money Market Fund	$874	---		---	$874
Total	$874	$--	$	---	$874

Realty Fund	Level 1	Level 2	Level 3		Total
REIT – Apartments	$1,421,849				$1,421,849
REIT – Diversified	1,007,220	---		---	1,007,220
REIT – Healthcare	977,287	---		---	977,287
REIT – Lodging and Hotels	910,717	---		---	910,717
REIT – Office and Industrial	1,865,170	---		---	1,865,170
REIT – Retail	3,135,509	---		---	3,135,509
REIT – Storage	781,722	---		---	781,722
REIT - Timber	490,125				490,125
Money Market Fund	411,220	---		---	411,220
Total	$11,000,819	$--	$	---	$11,000,819

International Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$1,408,759	$	---	$	---	$1,408,759
Industrials	1,374,607		---		---	1,374,607
Telecommunication Services	1,290,181		---		---	1,290,181
Consumer Staples	1,212,287		---		---	1,212,287
Consumer Discretionary	1,133,282		---		---	1,133,282
Energy	1,398,053		---		---	1,398,053
Financial Services	2,809,478		---		---	2,809,478
Health Care	1,144,166		---		---	1,144,166
Information Technology	752,435		---		---	752,435
Utilities	347,784		---		---	347,784
Money Market Fund	187,425		---		---	187,425
Total	$13,058,457	$	---	$	---	$13,058,457

Fixed Income Fund	Level 1		Level 2	Level 3		Total
Corporate Bonds
Bank and Finance	$	---	$39,545,712	$	---	$39,545,712
Industrials		---	43,168,892		---	43,168,892
Utilities		---	20,691,410		---	20,691,410
U.S. Government Agency Obligations – Mortgage-Backed		---	39,492,285		---	39,492,285
U.S. Government Agency Obligations		---	9,396,474		---	9,396,474
U.S. Government Obligations		---	19,263,947		---	19,263,947
Taxable Municipal Bonds		---	20,834,443		---	20,834,443
Non-Taxable Municipal Bonds		---	2,811,875		---	2,811,875
Sovereign Bonds		---	3,609,942		---	3,609,942
Money Market Fund		1,038,067	---		---	1,038,067
Total		$1,038,067	$198,814,980	$	---	$199,853,047

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds
General Obligation – City	$	---	$2,472,276	$	---	$2,472,276
General Obligation – County		---	1,052,026		---	1,052,026
General Obligation – State		---	3,116,708		---	3,116,708
Higher Education		---	8,276,628		---	8,276,628
Hospital / Health		---	3,485,123		---	3,485,123
Revenue Bonds – Electric		---	508,643		---	508,643
Revenue Bonds - Facility		---	2,011,083		---	2,011,083
Revenue Bonds – Water & Sewer		---	2,757,132		---	2,757,132
Other Revenue		---	1,700,291		---	1,700,291
School District		---	12,369,095		---	12,369,095
State Agency		---	2,341,209		---	2,341,209
Housing		---	1,649,747		---	1,649,747
Money Market Fund		172,516	---		---	172,516
Total		$172,516	$41,739,961	$	---	$41,912,477

JIC Institutional Bond Fund I	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$12,779,697	$	---	$12,779,697
Industrial		---	18,347,849		---	18,347,849
Utilities		---	5,516,308		---	5,516,308
U.S. Agency Obligations		---	9,563,945		---	9,563,945
U.S. Agency Obligations – Mortgage-Backed		---	2,709,814		---	2,709,814
U.S. Treasury Obligations		---	6,363,595		---	6,363,595
Taxable Municipal Bonds		---	7,296,910		---	7,296,910
Sovereign Bonds		---	1,587,951		---	1,587,951
Money Market Fund		5,476,148	---		---	5,476,148
Total		$5,476,148	$64,166,069	$	---	$69,642,217

JIC Institutional Bond Fund II	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$13,467,531	$	---	$13,467,531
Industrial		---	16,963,081		---	16,963,081
Utilities		---	4,327,259		---	4,327,259
U.S. Agency Obligations		---	5,170,424		---	5,170,424
U.S. Agency Obligations – Mortgage-Backed		---	9,845,953		---	9,845,953
U.S. Treasury Obligations		---	7,674,930		---	7,674,930
Sovereign Bonds		---	2,226,618		---	2,226,618
Certificates of Deposit		---	240,468		---	240,468
Taxable Municipal Bonds		---	7,568,866		---	7,568,866
Non-Taxable Municipal Bonds		---	1,115,190		---	1,115,190
Money Market Fund		3,804,816	---		---	3,804,816
Total		$3,804,816	$68,600,320	$	---	$72,405,136

JIC Institutional Bond Fund III	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$10,277,971	$	---	$10,277,971
Industrial		---	17,315,182		---	17,315,182
Utilities		---	5,651,954		---	5,651,954
Sovereign Bonds		---	1,914,850		---	1,914,850
U.S. Agency Obligations		---	5,554,698		---	5,554,698
U.S. Agency Obligations – Mortgage-Backed		---	9,415,013		---	9,415,013
U.S. Treasury Obligations		---	7,431,493		---	7,431,493
Certificates of Deposit		---	240,468		---	240,468
Taxable Municipal Bonds		---	8,669,892		---	8,669,892
Money Market		2,714,226	---		---	2,714,226
Total		$2,714,226	$66,471,521	$	---	$69,185,747

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$13,728,963	$	---	$13,728,963
Industrial		---	18,801,356		---	18,801,356
Utilities		---	10,144,267		---	10,144,267
Taxable Municipal Bonds		---	2,515,463		---	2,515,463
U.S. Agency Obligations		---	5,797,927		---	5,797,927
U.S. Agency Obligations – Mortgage-Backed		---	3,509,111		---	3,509,111
United State Treasury Obligations		---	6,548,124		---	6,548,124
Money Market		4,020,880	---		---	4,020,880
Sub-Total		$4,020,880	$61,045,211	$	---	$65,066,091
Other Financial Instruments*		(1,155,525)	---		---	(1,155,525)
Total		$2,865,355	$61,045,211	$	---	$63,910,566

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the year ended December 31, 2011, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of year.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are held until it is time to roll into the next contracts. The average daily notional value for the nine months ended September 30, 2012 was $58,023,844. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin due to the Broker on futures contracts as of September 30, 2012 was $320,850.

The Board of Trustees (“Board”) of the Johnson Mutual Funds Trust has voted to liquidate the Johnson Disciplined Small-Cap Fund (“Fund”) on October 3, 2012. This liquidation has been carefully considered by the Board and comes as a recommendation by the Management Team of Johnson Investment Counsel, Inc. After an extensive review of the Fund, we believe it will be in the best interest of the shareholders to liquidate the Fund. The Fund has not been able to achieve a significant enough size to provide the necessary scale for the efficient operating structure of the Fund.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 25, 2012 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President

Date: November 29, 2012

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: November 29, 2012

* Print the name and title of each signing officer under his or her signature